Note 28 - Non-controlling Interests	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of non-controlling interests [text block]
28	Non-controlling interests

Blanket Mine’s NCI share recognised at an effective share of 13.2% (2020: 13.2%, 2019: 16.2%)

	2021	2020	2019

Current assets	33,634	24,864	21,386
Non-current assets	154,003	133,908	115,610
Current liabilities	(17,261)	(7,339)	(8,630)
Non-current liabilities	(11,535)	(8,065)	(9,085)
Net assets of Blanket Mine (100%)	158,841	143,368	119,281

Carrying amount of NCI of 13.2% (2020: 13.2%, 2019: 16.2%)	19,260	16,524	16,302

Revenue	121,329	100,002	75,826
Profit after tax	35,911	33,361	51,746
Total comprehensive income of Blanket Mine (100%)	35,911	33,361	51,746

Profit allocated to NCI of 13.2% (2020: 13.2%, 2019: 16.2%)	4,737	4,477	8,383
Dividend allocated to NCI of 13.2% (2020: 13.2%, 2019: 16.2%)	(2,001)	(655)	(426)